Acquisitions and Divestitures - Additional Information (Detail) £ in Millions, $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Jan. 31, 2021 CAD ($)	Dec. 20, 2021 USD ($)	Nov. 08, 2021 CAD ($)	Nov. 08, 2021 GBP (£)
Statement [Line Items]
Tax expense	$ 962	$ 640	$ 588
Bank Of The West [Member]
Statement [Line Items]
Capital at Closing				$ 2.9
Acquisition of business, net consideration				13.4
Consideration in cash				$ 16.3
EMEA And US Assets Management [Member]
Statement [Line Items]
Consideration in cash					$ 1,038	£ 615
Assets derecognized amount			1,779
Liabilities derecognized amount			$ 527
Gain loss recorded from reclassification of foreign currency translation from accumualted other comprehensive income in equity to net income	29
Tax expense	$ 22